Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development Expenses [Abstract]
Payroll and related expenses	$ 5,173	$ 3,220	$ 2,700
Share-based payment	666	511	220
Subcontractors	282	294	155
Depreciation	182	124	102
Other and overheads	1,223	346	380
Total	$ 7,526	$ 4,495	$ 3,557